Employee benefit obligations - Other employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee benefit obligations
Other employee benefits	$ 997	$ 954	$ 784	$ 878
Other employee benefit obligations
Employee benefit obligations
Other employee benefits	132	129
End of service employee benefits
Employee benefit obligations
Other employee benefits	25	24
Long term employee benefits
Employee benefit obligations
Other employee benefits	$ 107	$ 105